Other receivables and assets - Narrative (Details) - EUR (€) € in Thousands	6 Months Ended	139 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Dec. 31, 2024
Disclosure Of Other Receivables And Other Assets [Line Items]
Proceeds from research tax credit	€ 5,640	€ 41,300
Research tax credit ("CIR")	2,152	2,152	€ 5,774
Current prepaid expenses related to CRO	1,332	1,332
Current advances to suppliers	1,803	1,803
2025, Tax Year
Disclosure Of Other Receivables And Other Assets [Line Items]
Research tax credit ("CIR")	€ 2,152	€ 2,152